CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	[1],[2],[3]	Dec. 31, 2019	[2],[3]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents at banks and on hand	$ 928		$ 1,485
Cash equivalents with original maturity of less than three months	2,179		767
Cash and cash equivalents	3,107		2,252
Less overdrafts	0		(13)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	3,107	[1]	2,239	[1],[2],[3]	$ 1,661		$ 1,238
Cash and cash equivalents relating to baking operations in Pakistan	3,107	[1]	$ 2,239	[1],[2],[3]	$ 1,661		$ 1,238
Pakistan
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	67
Cash and cash equivalents relating to baking operations in Pakistan	$ 67

[1]	Overdrawn amount was US$0 (2021: US$13)
[2]	* Prior year comparatives for the years ended December 31, 2021 and 2020 are adjusted following the classification of Russia as a discontinued operation (see note 10)
[3]	**** Certain comparative amounts have been reclassified, refer to Note 24 – for further details.